UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED   MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2; Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  3/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	COMMON STOCK - 99.2%
	ADVERTISING - 0.0% +
3,425	Sizmek, Inc. *	$ 36,407

	AEROSPACE & DEFENSE - 1.2%
5,700	AAR Corp.	147,915
1,400	Alliant Techsystems, Inc.	199,010
275	Esterline Technologies Corp. *	29,299
37,700	Exelis, Inc.	716,677
1,925	Orbital Sciences Corp. *	53,708
75	Teledyne Technologies, Inc. *	7,299
		1,153,908

	AGRICULTURE - 0.5%
4,775	Alliance One International, Inc. *	13,943
975	Andersons, Inc.	57,759
5,100	Bunge Ltd.	405,501
150	Universal Corp.	8,383
		485,586

	AIRLINES - 1.6%
450	Alaska Air Group, Inc.	41,990
7,500	American Airlines Group, Inc. *	274,500
14,000	Delta Air Lines, Inc.	485,100
2,925	Hawaiian Holdings, Inc. *	40,833
9,475	JetBlue Airways Corp. *	82,338
1,050	SkyWest, Inc.	13,398
20,600	Southwest Airlines Co.	486,366
2,275	Spirit Airlines, Inc. *	135,135
		1,559,660

	APPAREL - 1.5%
450	Columbia Sportswear Co.	37,193
2,400	G-III Apparel Group Ltd. *	171,792
14,400	Hanesbrands, Inc.	1,101,312
2,200	Michael Kors Holdings Ltd. *	205,194
225	Steven Madden Ltd. *	8,096
		1,523,587

	AUTO MANUFACTURERS - 0.8%
6,600	Oshkosh Corp.	388,542
1,950	Tesla Motors, Inc. *	406,477
		795,019

	AUTO PARTS & EQUIPMENT - 0.3%
3,025	Federal-Mogul Corp. *	56,598
1,450	Modine Manufacturing Co. *	21,242
1,350	Tenneco, Inc. *	78,394
4,175	Tower International, Inc. *	113,643
		269,877
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	BANKS - 4.6%
3,775	Banco Latinoamericano de Comercio Exterior SA	$ 99,697
9,075	BancorpSouth, Inc.	226,512
1,025	Bank of Kentucky Financial Corp.	38,479
3,675	Central Pacific Financial Corp.	74,235
500	Chemical Financial Corp.	16,225
14,700	Comerica, Inc.	761,460
750	Farmers Capital Bank Corp. *	16,845
35,700	Fifth Third Bancorp	819,315
3,575	First Financial Bancorp	64,279
275	First Financial Corp.	9,262
6,975	First Interstate Bancsystem, Inc. - Cl. A	196,835
4,575	First Merchants Corp.	99,003
3,050	First Midwest Bancorp, Inc.	52,094
750	Franklin Financial Corp. *	14,670
1	Horizon Bancorp.	22
2,150	Lakeland Financial Corp.	86,473
3,925	Macatawa Bank Corp.	19,782
350	MainSource Financial Group, Inc.	5,985
3,775	Preferred Bank/Los Angeles CA *	97,999
4,800	PrivateBancorp, Inc.	146,448
750	Sierra Bancorp	11,940
2,700	Simmons First National Corp.	100,629
4,425	Southside Bancshares, Inc.	138,856
9,100	SVB Financial Group *	1,171,898
5,200	United Community Banks, Inc. *	100,932
2,250	Univest Corp. of Pennsylvania	46,170
2,000	VantageSouth Bancshares, Inc. *	14,060
1,575	Webster Financial Corp.	48,919
6,450	Wilshire Bancorp, Inc.	71,595
		4,550,619
	BEVERAGES - 0.9%
2,000	Constellation Brands, Inc. -Cl. A *	169,940
13,700	Dr Pepper Snapple Group, Inc.	746,102
		916,042
	BIOTECHNOLOGY - 3.6%
2,700	Alexion Pharmaceuticals, Inc. *	410,751
925	Alnylam Pharmaceuticals, Inc. *	62,105
5,200	Charles River Laboratories International, Inc. *	313,768
850	Emergent Biosolutions, Inc. *	21,480
8,775	Halozyme Therapeutics, Inc. *	111,443
3,450	InterMune, Inc. *	115,472
3,075	Isis Pharmaceuticals, Inc. *	132,871
400	Ligand Pharmaceuticals, Inc. *	26,904
31,900	Myriad Genetics, Inc. *	1,090,661
7,000	NPS Pharmaceuticals, Inc. *	209,510
2,400	Omeros Corp. *	28,968
21,025	PDL BioPharma, Inc.	174,718
9,600	United Therapeutics Corp. *	902,688
		3,601,339
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	BUILDING MATERIALS - 0.8%
6,237	AAON, Inc.	$ 173,825
2,725	Comfort Systems USA, Inc.	41,529
4,300	Lennox International, Inc.	390,913
1,650	Trex Co., Inc. *	120,714
1,025	Universal Forest Products, Inc.	56,723
		783,704
	CHEMICALS - 1.4%
1,375	A Schulman, Inc.	49,857
5,650	Ferro Corp. *	77,179
1,375	HB Fuller Co.	66,385
300	Minerals Technologies, Inc.	19,368
2,275	Olin Corp.	62,813
1,875	PolyOne Corp.	68,737
4,050	PPG Industries, Inc.	783,513
750	Quaker Chemical Corp.	59,122
2,400	Sigma-Aldrich Corp.	224,112
		1,411,086
	COMMERCIAL SERVICES - 4.7%
3,800	Apollo Education Group, Inc. - Cl. A *	130,112
1,500	Barrett Business Services, Inc.	89,355
6,300	Booz Allen Hamilton Holding Corp. - Cl. A	138,600
9,625	Brink's Co.	274,794
275	Capella Education Co.	17,366
1,175	Cardtronics, Inc. *	45,649
1,675	Chemed Corp.	149,829
8,250	Cross Country Healthcare, Inc. *	66,578
3,525	Deluxe Corp.	184,957
3,450	Euronet Worldwide, Inc. *	143,486
1,375	Grand Canyon Education, Inc. *	64,213
775	ITT Educational Services, Inc. *	22,227
1,850	Kforce, Inc.	39,442
3,200	Leidos Holdings, Inc.	113,184
3,975	Live Nation Entertainment, Inc. *	86,456
8,300	Manpowergroup, Inc.	654,289
9,200	McGraw Hill Financial, Inc.	701,960
15,700	Monster Worldwide, Inc. *	117,436
3,600	Moody's Corp.	285,552
1,125	PAREXEL International Corp. *	60,851
1,950	Providence Service Corp *	55,146
10,500	Quanta Services, Inc. *	387,450
23,300	RR Donnelley & Sons Co.	417,070
8,500	SEI Investments Co.	285,685
1,375	Sotheby's	59,881
1,075	VistaPrint Ltd. *	52,911
		4,644,479
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	COMPUTERS - 2.4%
29,900	Brocade Communications Systems, Inc. *	$ 317,239
1,350	CACI International, Inc. - Cl. A *	99,630
2,925	CIBER, Inc. *	13,397
8,600	Computer Sciences Corp.	523,052
5,400	DST Systems, Inc.	511,866
1,550	Electronics For Imaging, Inc. *	67,131
2,650	iGATE Corp. *	83,581
475	j2 Global, Inc.	23,774
7,700	Lexmark International, Inc.	356,433
7,100	Manhattan Associates, Inc. *	248,713
1,775	Syntel, Inc. *	159,572
		2,404,388
	COSMETICS & PERSONAL CARE - 0.3%
7,100	Inter Parfums, Inc.	257,091

	DISTRIBUTION & WHOLESALE - 0.7%
8,200	Arrow Electronics, Inc. *	486,752
575	Core-Mark Holding Co., Inc.	41,745
375	MWI Veterinary Supply, Inc. *	58,358
1,825	Owens & Minor, Inc.	63,930
475	ScanSource, Inc. *	19,365
		670,150
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
35,800	E*TRADE Financial Corp. *	824,116
1,225	FBR & Co. *	31,642
1,350	Federal Agricultural Mortgage Corp.	44,888
200	GAMCO Investors, Inc. - Cl. A	15,530
7,275	Nelnet, Inc. - Cl. A	297,547
4,375	Piper Jaffray Cos *	200,375
9,800	TD Ameritrade Holding Corp.	332,710
17,600	Waddell & Reed Financial, Inc.	1,295,712
15	Walter Investment Management Corp. *	447
900	World Acceptance Corp. *	67,572
		3,110,539
	ELECTRIC - 2.5%
5,400	Ameren Corp.	222,480
1,025	Avista Corp.	31,416
1,150	Black Hills Corp.	66,298
11,000	CMS Energy Corp.	322,080
4,600	Edison International	260,406
3,700	Entergy Corp.	247,345
2,250	IDACORP, Inc.	124,808
3,325	Otter Tail Corp.	102,377
22,400	Public Service Enterprise Group, Inc.	854,336
600	UNS Energy Corp.	36,018
4,400	Wisconsin Energy Corp.	204,820
		2,472,384
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,050	Acuity Brands, Inc.	$ 139,199
875	Advanced Energy Industries, Inc. *	21,438
1,375	EnerSys, Inc.	95,274
3,650	Generac Holdings, Inc.	215,241
1,650	SunPower Corp. - Cl. A *	53,229
		524,381
	ELECTRONICS - 1.1%
5,900	Avnet, Inc.	274,527
2,750	Benchmark Electronics, Inc. *	62,288
150	Fluidigm Corp. *	6,611
14,300	Gentex Corp.	450,879
2,375	Methode Electronics, Inc. - Cl. A	72,817
10,625	Sanmina Corp. *	185,406
		1,052,528
	ENERGY & ALTERNATE SOURCES - 0.4%
5,775	FutureFuel Corp.	117,233
7,725	Green Plains Renewable Energy, Inc.	231,441
4,700	Renewable Energy Group, Inc. *	56,306
		404,980
	ENGINEERING & CONSTRUCTION - 0.7%
13,400	AECOM Technology Corp. *	431,078
950	Engility Holdings, Inc. *	42,798
6,225	Tutor Perini Corp. *	178,470
200	VSE Corp.	10,540
		662,886
	ENTERTAINMENT - 0.5%
4,300	Bally Technologies, Inc. *	284,961
1,900	Marriott Vacations Worldwide Corp. *	106,229
5,500	Regal Entertainment Group - Cl. A	102,740
		493,930
	FOOD - 3.0%
5,100	Hillshire Brands Co.	190,026
1,150	John B Sanfilippo & Son, Inc.	26,473
15,700	Kroger Co.	685,305
600	Lancaster Colony Corp.	59,652
7,100	Nutrisystem, Inc.	106,997
8,100	Pilgrim's Pride Corp. *	169,452
7,000	Safeway, Inc.	258,580
575	Sanderson Farms, Inc.	45,131
1,000	Spartan Stores, Inc.	23,210
32,500	Tyson Foods, Inc.	1,430,325
		2,995,151
	FOREST PRODUCTS & PAPER - 0.2%
1,725	Clearwater Paper Corp. *	108,106
2,400	Resolute Forest Products, Inc. *	48,216
		156,322
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	GAS - 2.2%
9,300	AGL Resources, Inc.	$ 455,328
325	Chesapeake Utilities Corp.	20,527
2,900	National Fuel Gas Co.	203,116
4,550	New Jersey Resources Corp.	226,590
8,300	NiSource, Inc.	294,899
3,200	ONE Gas, Inc. *	114,976
700	Southwest Gas Corp.	37,415
20,100	Vectren Corp.	791,739
		2,144,590
	HEALTHCARE - PRODUCTS - 2.3%
4,700	Align Technology, Inc. *	243,413
775	ArthroCare Corp. *	37,347
1,325	CONMED Corp.	57,571
7,100	CR Bard, Inc.	1,050,658
125	Cyberonics, Inc. *	8,156
750	DexCom, Inc. *	31,020
1,375	Greatbatch, Inc. *	63,140
900	Invacare Corp.	17,163
9,900	St Jude Medical, Inc.	647,361
275	Utah Medical Products, Inc.	15,903
1,925	West Pharmaceutical Services, Inc.	84,796
1,150	Zeltiq Aesthetics, Inc. *	22,551
		2,279,079
	HEALTHCARE - SERVICES - 2.6%
2,800	Addus HomeCare Corp. *	64,540
3,850	Centene Corp. *	239,663
10,600	Cigna Corp.	887,538
29,000	Health Net, Inc. *	986,290
1,050	HealthSouth Corp.	37,727
500	Kindred Healthcare, Inc.	11,710
2,300	Magellan Health Services, Inc. *	136,505
3,300	Quest Diagnostics, Inc.	191,136
3,225	Triple-S Management Corp. - Cl. B *	52,051
		2,607,160
	HOLDING COMPANIES & DIVERSIFIED - 0.2%
15,375	Horizon Pharma, Inc. *	232,470

	HOME FURNISHINGS - 1.1%
2,100	Harman International Industries, Inc.	223,440
6,500	Kimball International, Inc.	117,715
200	La-Z-Boy, Inc.	5,420
4,000	TiVo, Inc. *	52,920
4,900	Whirlpool Corp.	732,354
		1,131,849
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	HOUSEHOLD PRODUCTS/WARES - 0.8%
14,300	Avery Dennison Corp.	$ 724,581
1,700	Scotts Miracle-Gro Co.	104,176
		828,757
	HOUSEWARES - 0.6%
8,400	Newell Rubbermaid, Inc.	251,160
4,800	Toro Co.	303,312
		554,472
	INSURANCE - 3.7%
5,900	American Financial Group, Inc.	340,489
680	AmTrust Financial Services, Inc.	25,575
6,050	Everest Re Group Ltd.	925,952
150	FBL Financial Group, Inc. - Cl. A	6,498
2,100	First American Financial Corp.	55,755
4,650	Greenlight Capital Re Ltd. - Cl. A *	152,520
5,700	Hanover Insurance Group, Inc.	350,208
2,125	Hilltop Holdings, Inc. *	50,554
4,600	Lincoln National Corp.	233,082
650	Montpelier Re Holdings Ltd.	19,344
3,400	PartnerRe Ltd.	351,900
750	Primerica, Inc.	35,332
4,200	Reinsurance Group of America, Inc.	334,446
8,500	StanCorp Financial Group, Inc.	567,800
9,925	Symetra Financial Corp.	196,713
		3,646,168
	INTERNET - 1.7%
2,000	Netflix, Inc. *	704,060
475	NIC, Inc.	9,172
350	Overstock.com, Inc. *	6,895
6,550	Sapient Corp. *	111,743
1,150	Shutterstock, Inc. *	83,501
9,225	TeleCommunication Systems, Inc. - Cl. A *	21,217
14,200	VeriSign, Inc. *	765,522
		1,702,110
	INVESTMENT COMPANIES - 0.0% +
2,550	Apollo Investment Corp.	21,191

	IRON & STEEL - 1.3%
34,700	Commercial Metals Co.	655,136
16,000	Steel Dynamics, Inc.	284,640
13,000	United States Steel Corp.	358,930
		1,298,706
	LEISURE TIME - 0.2%
4,700	Brunswick Corp.	212,863

	MACHINERY CONSTRUCTION & MINING - 0.1%
1,375	Hyster-Yale Materials Handling, Inc. -Cl. A	134,063
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	MACHINERY - DIVERSIFIED - 1.6%
2,600	AGCO Corp.	$ 143,416
850	Alamo Group, Inc.	46,181
5,200	Babcock & Wilcox Co.	172,640
1,525	Cognex Corp. *	51,637
4,200	IDEX Corp.	306,138
15,800	Manitowoc Co., Inc.	496,910
3,150	Rockwell Automation, Inc.	392,332
		1,609,254
	MEDIA - 1.4%
57,700	Cablevision Systems Corp. - Cl. A	973,399
7,175	Entravision Communications Corp. - Cl. A	48,073
3,450	Gray Television, Inc. *	35,777
11,400	Starz *	367,992
		1,425,241
	METAL FABRICATE & HARDWARE - 0.5%
1,950	CIRCOR International, Inc.	142,994
550	Mueller Water Products, Inc. - Cl. A	5,225
3,400	NN, Inc.	66,980
2,350	Olympic Steel, Inc.	67,445
5,875	Worthington Industries, Inc.	224,718
		507,362
	MISCELLANEOUS MANUFACTURER - 2.9%
4,475	Barnes Group, Inc.	172,153
6,500	Crane Co.	462,475
15,225	Federal Signal Corp. *	226,853
1,125	Hexcel Corp. *	48,983
9,100	ITT Corp.	389,116
9,800	Smith & Wesson Holding Corp. *	143,276
1,000	SPX Corp.	98,310
1,200	Sturm Ruger & Co., Inc.	71,760
17,100	Trinity Industries, Inc.	1,232,397
		2,845,323
	OFFICE/BUSINESS EQUIPMENT - 0.8%
29,400	Pitney Bowes, Inc.	764,106

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	OIL & GAS - 4.9%
725	Adams Resources & Energy, Inc.	$ 41,992
4,375	Arabian American Development Co. *	47,469
3,175	Callon Petroleum Co. *	26,575
24,200	Chesapeake Energy Corp.	620,004
1,275	Clayton Williams Energy, Inc. *	144,087
9,430	EQT Corp.	914,427
7,500	Helmerich & Payne, Inc.	806,700
3,600	HollyFrontier Corp.	171,288
2,875	Matador Resources Co. *	70,408
5,525	Murphy USA, Inc. *	224,259
1,950	Oasis Petroleum, Inc. *	81,374
4,100	Parker Drilling Co. *	29,069
20,600	Patterson-UTI Energy, Inc.	652,608
24,800	SandRidge Energy, Inc. *	152,272
9,000	SM Energy Co.	641,610
12,500	Warren Resources, Inc. *	60,000
4,100	Western Refining, Inc.	158,260
		4,842,402
	OIL & GAS SERVICES - 0.7%
2,300	Dril-Quip, Inc. *	257,830
3,750	Exterran Holdings, Inc.	164,550
5,000	Matrix Service Co. *	168,900
1,500	SEACOR Holdings, Inc. *	129,630
1	Superior Energy Services, Inc.	31
900	Tesco Corp. *	16,650
		737,591
	PACKAGING & CONTAINERS - 1.4%
19,700	Packaging Corp. of America	1,386,289

	PHARMACEUTICALS - 2.9%
5,404	Actavis plc *	1,112,413
3,200	AmerisourceBergen Corp.	209,888
6,725	Anacor Pharmaceuticals, Inc. *	134,567
4,925	Anika Therapeutics, Inc. *	202,418
7,200	Cardinal Health, Inc.	503,856
250	Impax Laboratories, Inc. *	6,605
900	Insys Therapeutics, Inc. *	37,287
5,525	Lannett Co., Inc. *	197,353
1,575	PharMerica Corp. *	44,069
775	Questcor Pharmaceuticals, Inc.	50,320
3,625	Raptor Pharmaceutical Corp. *	36,250
2,100	Salix Pharmaceuticals Ltd. *	217,581
4,200	VCA Antech, Inc. *	135,366
		2,887,973
	PIPELINES - 0.0% +
275	SemGroup Corp.	18,062

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	REAL ESTATE - 0.7%
8,700	CBRE Group, Inc. - Cl. A *	$ 238,641
12,425	HFF, Inc. - Cl. A	417,604
		656,245
	REITS - 7.2%
200	Alexander's, Inc.	72,198
3,050	Altisource Residential Corp. - Cl. B	96,258
10,680	Ashford Hospitality Prime, Inc.	161,482
39,100	Brandywine Realty Trust	565,386
17,700	CBL & Associates Properties, Inc.	314,175
6,625	Cedar Realty Trust, Inc.	40,479
16,350	CYS Investments, Inc.	135,051
2,600	DiamondRock Hospitality Co.	30,550
18,500	Douglas Emmett, Inc.	502,090
34,700	General Growth Properties, Inc.	763,400
8,800	HCP, Inc.	341,352
5,900	Health Care REIT, Inc.	351,640
2,375	Highwoods Properties, Inc.	91,224
17,500	Hospitality Properties Trust	502,600
20,700	Host Hotels & Resorts, Inc.	418,968
14,700	Kimco Realty Corp.	321,636
8,000	Mack-Cali Realty Corp.	166,320
79,400	MFA Financial, Inc.	615,350
2,800	Pebblebrook Hotel Trust	94,556
11,025	Pennsylvania Real Estate Investment Trust	199,001
1,650	Potlatch Corp.	63,838
400	PS Business Parks, Inc.	33,448
2,625	Ramco-Gershenson Properties Trust	42,787
6,700	Realty Income Corp.	273,762
4,500	Rexford Industrial Realty, Inc.	63,810
8,875	RLJ Lodging Trust	237,317
1,000	SL Green Realty Corp.	100,620
875	Sovran Self Storage, Inc.	64,268
6,900	Sunstone Hotel Investors, Inc.	94,737
5,000	Ventas, Inc.	302,850
8,425	Winthrop Realty Trust	97,645
		7,158,798
	RETAIL - 7.0%
6,000	Advance Auto Parts, Inc.	759,000
1,875	ANN INC *	77,775
2,775	Asbury Automotive Group, Inc. *	153,485
505	AutoZone, Inc. *	271,236
24,400	Best Buy Co., Inc.	644,404
2,625	Big 5 Sporting Goods Corp.	42,131
8,100	Brinker International, Inc.	424,845
2,400	Brown Shoe Co., Inc.	63,696
15,400	Burger King Worldwide, Inc.	408,870
1,025	Casey's General Stores, Inc.	69,280
1,825	Cato Corp. - Cl.A	49,348
5,225	Christopher & Banks Corp. *	34,537
1,025	Cracker Barrel Old Country Store, Inc.	99,671
925	DineEquity, Inc.	72,215
		3,170,493
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	RETAIL - 7.0% (cont.)
15,500	GameStop Corp. - Cl. A	$ 637,050
575	HSN, Inc.	34,345
3,325	Jack in the Box, Inc. *	195,976
500	Jos A Bank Clothiers, Inc. *	32,150
1,625	Kirkland's, Inc. *	30,046
1,025	Lumber Liquidators Holdings, Inc. *	96,145
18,600	Macy's, Inc.	1,102,794
6,400	Nu Skin Enterprises, Inc.	530,240
2,150	O'Reilly Automotive, Inc. *	319,038
7,475	Office Depot, Inc. *	30,872
400	Papa John's International, Inc.	20,844
1,050	PC Connection, Inc.	21,336
1,675	Penske Automotive Group, Inc.	71,623
375	PetMed Express, Inc.	5,029
2,975	Rite Aid Corp. *	18,653
2,100	Ruth's Hospitality Group, Inc.	25,389
2,875	Stein Mart, Inc.	40,278
600	Susser Holdings Corp. *	37,482
56,400	Wendy's Co.	514,368
		3,763,658
	SAVINGS & LOANS - 0.6%
175	BofI Holding, Inc. *	15,006
2,525	First Defiance Financial Corp.	68,478
10,175	Flagstar Bancorp, Inc. *	226,089
2,900	Flushing Financial Corp.	61,103
425	HomeTrust Bancshares, Inc. *	6,707
3,325	Provident Financial Services, Inc.	61,080
1,750	WSFS Financial Corp.	125,002
		563,465
	SEMICONDUCTORS - 4.0%
59,000	Advanced Micro Devices, Inc. *	236,590
4,900	Ambarella, Inc. *	130,879
15,300	Applied Materials, Inc.	312,426
8,975	Axcelis Technologies, Inc. *	19,296
9,325	First Solar, Inc. *	650,792
7,700	Integrated Device Technology, Inc. *	94,171
6,125	International Rectifier Corp. *	167,825
3,975	Intersil Corp. - Cl. A	51,357
12,400	Linear Technology Corp.	603,756
20,200	Marvell Technology Group Ltd.	318,150
25,300	Micron Technology, Inc. *	598,598
425	Power Integrations, Inc.	27,956
11,450	Rambus, Inc. *	123,088
9,075	Ultra Clean Holdings, Inc. *	119,336
10,300	Xilinx, Inc.	558,981
		4,013,201
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	SOFTWARE - 3.8%
8,500	Activision Blizzard, Inc.	$ 173,740
2,450	Acxiom Corp. *	84,268
3,400	Advent Software, Inc.	99,824
6,975	Aspen Technology, Inc. *	295,461
1,175	AVG Technologies NV *	24,628
25,500	Broadridge Financial Solutions, Inc.	947,070
6,300	CA, Inc.	195,111
600	Computer Programs & Systems, Inc.	38,760
850	Demandware, Inc. *	54,451
29,300	Electronic Arts, Inc. *	849,993
7,100	Intuit, Inc.	551,883
800	ManTech International Corp. - Cl. A	23,528
400	MicroStrategy, Inc. - Cl. A *	46,156
1,400	Pegasystems, Inc.	49,448
800	QAD, Inc.	16,344
2,800	SYNNEX Corp. *	169,708
400	Ultimate Software Group, Inc. *	54,800
2,250	Verint Systems, Inc. *	105,592
		3,780,765
	TELECOMMUNICATIONS - 2.5%
575	Anixter International, Inc.	58,374
5,375	ARRIS Group, Inc. *	151,468
1,350	Aruba Networks, Inc. *	25,313
1,475	Atlantic Tele-Network, Inc.	97,232
2,250	Comverse, Inc. *	77,805
1,650	Finisar Corp. *	43,742
10,200	Harris Corp.	746,232
775	Hawaiian Telcom Holdco, Inc. *	22,080
1,025	IDT Corp. - Cl. B	17,077
12,200	Inteliquent, Inc.	177,266
11,300	Intelsat SA *	211,536
6,300	Level 3 Communications, Inc. *	246,582
6,150	RF Micro Devices, Inc. *	48,462
10,200	T-Mobile US, Inc.	336,906
3,975	Ubiquiti Networks, Inc. *	180,743
		2,440,818
	TEXTILES - 0.1%
3,325	Culp, Inc.	65,636

	TOYS, GAMES & HOBBIES - 0.4%
6,400	Hasbro, Inc.	355,968

	TRANSPORTATION - 0.6%
6,400	Arkansas Best Corp. *	236,480
2,000	Con-way, Inc.	82,160
825	International Shipholding Corp.	24,288
350	Knight Transportation, Inc.	8,096
1,800	Old Dominion Freight Line, Inc. *	102,132
6,475	Swift Transportation Co. - Cl. A *	160,256
		613,412
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value
	TRUCKING & LEASING - 0.5%
1,700	AMERCO	$ 394,604
2,700	Greenbrier Cos, Inc. *	123,120
		517,724
	WATER - 0.6%
3,425	American States Water Co.	110,593
8,700	American Water Works Co., Inc.	394,980
2,550	California Water Service Group	61,047
1,125	Consolidated Water Co. Ltd.	14,827
1,575	PICO Holdings, Inc. *	40,934
		622,381

	TOTAL COMMON STOCK (Cost - $81,797,020)	98,475,688

	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
784,944	Federated Prime Obligations Fund, to yield 0.02% (Cost - $784,944) **	784,944

	TOTAL INVESTMENTS - 100.0% (Cost - $82,581,964)(a)	$ 99,260,632
	OTHER ASSETS LESS LIABILITIES - NET - 0.0% +	25,924
	NET ASSETS - 100.0%	$ 99,286,556

+ Value is under 0.05%
* Non-income producing security.
** Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $82,615,467 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 17,622,812
	Unrealized depreciation:	(977,647)
	Net unrealized appreciation:	$ 16,645,165

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares				Value
	COMMON STOCK - 73.4%
	AEROSPACE & DEFENSE - 1.9%
200	Alliant Techsystems, Inc.			$ 28,430
350	Boeing Co.			43,921
400	General Dynamics Corp.			43,568
800	Lockheed Martin Corp.			130,592
1,000	Northrop Grumman Corp.			123,380
400	Raytheon Co.			39,516
				409,407
	AGRICULTURE - 1.8%
1,200	Altria Group, Inc.			44,916
4,100	Archer-Daniels-Midland Co.			177,899
300	Bunge Ltd.			23,853
1,650	Lorillard, Inc.			89,232
500	Philip Morris International, Inc.			40,935
				376,835
	AIRLINES - 0.9%
600	American Airlines Group, Inc. *			21,960
3,550	Delta Air Lines, Inc.			123,007
1,500	Southwest Airlines Co.			35,415
				180,382
	APPAREL - 0.9%
950	Hanesbrands, Inc.			72,656
400	Michael Kors Holdings Ltd. *			37,308
950	NIKE, Inc. - Cl. B			70,167
				180,131
	AUTO MANUFACTURERS - 0.4%
1,000	Oshkosh Truck Corp			58,870
125	Tesla Motors, Inc. *			26,056
				84,926
	AUTO PARTS & EQUIPMENT - 0.3%
900	Johnson Controls, Inc.			42,588
200	Lear Corp.			16,744
				59,332
	BANKS - 5.7%
12,900	Bank of America Corp.			221,880
2,000	Citigroup, Inc.			95,200
2,200	Comerica, Inc.			113,960
3,400	Fifth Third Bancorp			78,030
850	Goldman Sachs Group, Inc.			139,272
2,690	JPMorgan Chase & Co.			163,310
2,200	KeyCorp			31,328
900	Morgan Stanley			28,053
800	SunTrust Banks, Inc.			31,832
200	SVB Financial Group *			25,756
1,000	US Bancorp			42,860
4,450	Wells Fargo & Co.			221,343
				1,192,824
	BEVERAGES - 1.2%
2,000	Coca-Cola Co.			77,320
700	Coca-Cola Enterprises, Inc.			33,432
1,100	Dr Pepper Snapple Group, Inc.			59,906
300	Molson Coors Brewing Co. - Cl. B			17,658
800	PepsiCo, Inc.			66,800
				255,116

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	BIOTECHNOLOGY - 2.1%
350	Alexion Pharmaceuticals, Inc. *			$ 53,246
185	Amgen, Inc.			22,818
200	Biogen Idec, Inc. *			61,174
400	Celgene Corp. *			55,840
2,300	Gilead Sciences, Inc. *			162,978
1,100	Myriad Genetics, Inc. *			37,609
425	United Therapeutics Corp. *			39,963
				433,628
	BUILDING MATERIALS - 0.2%
400	Lennox International, Inc.			36,364

	CHEMICALS - 1.7%
1,100	Dow Chemical Co.			53,449
800	EI du Pont de Nemours & Co.			53,680
700	LyondellBasell Industries NV			62,258
200	Monsanto Co.			22,754
825	PPG Industries, Inc.			159,605
				351,746
	COMMERCIAL SERVICES - 1.3%
700	Apollo Education Group, Inc. *			23,968
1,300	Manpowergroup, Inc.			102,479
400	MasterCard, Inc. - Cl. A			29,880
1,000	McGraw Hill Financial, Inc.			76,300
1,800	RR Donnelley & Sons Co.			32,220
				264,847
	COMPUTERS - 3.6%
300	Accenture PLC - Cl. A			23,916
615	Apple, Inc.			330,095
2,275	Computer Sciences Corp.			138,365
4,050	Hewlett-Packard Co.			131,058
900	Lexmark International, Inc. - Cl. A			41,661
400	SanDisk Corp.			32,476
600	Western Digital Corp.			55,092
				752,663
	COSMETICS & PERSONAL CARE - 0.9%
400	Colgate-Palmolive Co.			25,948
2,025	Procter & Gamble Co.			163,215
				189,163
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
1,075	Discover Financial Services			62,554
2,600	E*TRADE Financial Corp. *			59,852
3,000	TD Ameritrade Holding Corp.			101,850
675	Visa, Inc. - Cl. A			145,706
1,600	Waddell & Reed Financial, Inc. - Cl. A			117,792
				487,754
	ELECTRIC - 1.4%
950	Ameren Corp.			39,140
950	Edison International			53,779
1,600	Great Plains Energy, Inc.			43,264
800	MDU Resources Group, Inc.			27,448
2,700	Public Service Enterprise Group, Inc.			102,978
800	Wisconsin Energy Corp.			37,240
				303,849

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
400	Emerson Electric Co.			$ 26,720

	ELECTRONICS - 0.7%
1,600	Gentex Corp.			50,448
950	Honeywell International, Inc.			88,122
				138,570
	FOOD - 1.6%
4,400	Kroger Co.			192,060
3,200	Tyson Foods, Inc.			140,832
				332,892
	GAS - 0.6%
675	Atmos Energy Corp.			31,813
500	National Fuel Gas Co.			35,020
1,500	Vectren Corp.			59,085
				125,918
	HAND & MACHINE TOOLS - 0.4%
700	Snap-on, Inc.			79,436

	HEALTHCARE - PRODUCTS - 1.9%
700	Becton Dickinson and Co.			81,956
1,900	Covidien PLC			139,954
1,700	Medtronic, Inc.			104,618
900	Stryker Corp.			73,323
				399,851
	HEALTHCARE - SERVICES - 1.1%
500	Aetna, Inc.			37,485
1,100	Cigna Corp.			92,103
1,200	Health Net, Inc. *			40,812
650	WellPoint, Inc.			64,708
				235,108
	HOME FURNISHINGS - 0.3%
400	Whirlpool Corp.			59,784

	HOUSEHOLD PRODUCTS/WARES - 0.5%
600	Avery Dennison Corp.			30,402
725	Kimberly-Clark Corp.			79,931
				110,333
	HOUSEWARES - 0.1%
400	Toro Co.			25,276

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	INSURANCE - 3.0%
200	ACE Ltd.			$ 19,812
600	American Financial Group, Inc.			34,626
900	American International Group, Inc.			45,009
650	Berkshire Hathaway, Inc. - Cl. B *			81,230
750	Everest Re Group Ltd.			114,788
500	Hartford Financial Services Group, Inc.			17,635
1,400	Lincoln National Corp.			70,938
800	PartnerRe Ltd.			82,800
1,400	StanCorp Financial Group, Inc.			93,520
850	Travelers Cos, Inc.			72,335
				632,693
	INTERNET - 2.7%
205	Amazon.com, Inc. *			68,987
1,800	Facebook, Inc. - Cl. A *			108,432
165	Google, Inc. - Cl. A *			183,894
150	Netflix, Inc. *			52,804
40	priceline.com, Inc. *			47,676
2,100	VeriSign, Inc. *			113,211
				575,004
	IRON & STEEL - 0.6%
1,000	Steel Dynamics, Inc.			17,790
3,700	United States Steel Corp.			102,157
				119,947
	LEISURE TIME - 0.2%
800	Royal Caribbean Cruises Ltd.			43,648

	LODGING - 0.3%
300	Las Vegas Sands Corp.			24,234
1,400	MGM Resorts International *			36,204
				60,438
	MACHINERY - DIVERSIFIED - 0.8%
450	AGCo Corp.			24,822
500	IDEX Corp.			36,445
2,400	Manitowoc Co., Inc.			75,480
300	Rockwell Automation, Inc.			37,365
				174,112
	MEDIA - 2.3%
4,300	Cablevision Systems Corp. - Cl. A			72,541
2,200	Comcast Corp.			110,044
1,200	DIRECTV - Cl. A *			91,704
2,700	Walt Disney Co.			216,189
				490,478
	MISCELLANEOUS MANUFACTURERS - 2.0%
350	3M Co.			47,481
8,175	General Electric Co.			211,651
2,000	ITT Corp.			85,520
1,150	Trinity Industries, Inc.			82,881
				427,533
	OFFICE/BUSINESS EQUIPMENT - 0.7%
6,000	Pitney Bowes, Inc.			155,940

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	OIL & GAS - 5.8%
250	Anadarko Petroleum Corp.			$ 21,190
1,425	Chevron Corp.			169,447
1,500	ConocoPhillips			105,525
400	EOG Resources, Inc.			78,468
500	EQT Corp.			48,485
3,815	Exxon Mobil Corp.			372,649
1,300	Helmerich & Payne, Inc.			139,828
300	Marathon Petroleum Corp.			26,112
3,500	Patterson-UTI Energy, Inc.			110,880
900	Phillips 66			69,354
3,900	SandRidge Energy, Inc. *			23,946
750	Southwestern Energy Co. *			34,508
600	Valero Energy Corp.			31,860
				1,232,252
	OIL & GAS SERVICES - 0.4%
1,000	Baker Hughes, Inc.			65,020
350	SEACOR Holdings, Inc. *			30,247
				95,267
	PACKAGING & CONTAINERS - 0.6%
1,750	Packaging Corp. of America			123,148

	PHARMACEUTICALS - 4.7%
1,275	AbbVie, Inc.			65,535
1,350	AmerisourceBergen Corp.			88,546
1,500	Cardinal Health, Inc.			104,970
1,225	Eli Lilly & Co.			72,103
500	Express Scripts Holding Co. *			37,545
2,805	Johnson & Johnson			275,535
150	McKesson Corp.			26,485
1,800	Merck & Co., Inc.			102,186
6,658	Pfizer, Inc.			213,855
				986,760
	REITS - 2.3%
8,000	Annaly Capital Management, Inc.			87,760
700	Corrections Corp. of America			21,924
2,300	Hospitality Properties Trust			66,056
3,400	Omega Healthcare Investors, Inc.			113,968
1,025	Public Storage			172,702
150	Simon Property Group, Inc.			24,600
				487,010
	RETAIL - 3.6%
300	Advance Auto Parts, Inc.			37,950
2,500	Best Buy Co., Inc.			66,025
900	GameStop Corp. - Cl. A			36,990
1,900	Home Depot, Inc.			150,347
1,600	Lowe's Cos, Inc.			78,240
1,100	Macy's, Inc.			65,219
300	Nu Skin Enterprises, Inc.			24,855
475	Starbucks Corp.			34,856
1,425	TJX Cos, Inc.			86,426
1,500	Wal-Mart Stores, Inc.			114,645
6,500	Wendy's Co.			59,280
				754,833

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares				Value
	SEMICONDUCTORS - 2.6%
400	Analog Devices, Inc.			$ 21,256
800	First Solar, Inc. *			55,832
900	Intel Corp.			23,229
800	International Rectifier Corp. *			21,920
400	KLA-Tencor Corp.			27,656
3,100	Linear Technology Corp.			150,939
2,100	Marvell Technology Group Ltd.			33,075
1,500	QUALCOMM, Inc.			118,290
700	Texas Instruments, Inc.			33,005
1,400	Xilinx, Inc.			75,978
				561,180
	SOFTWARE - 3.1%
2,300	Activision Blizzard, Inc.			47,012
300	ANSYS, Inc. *			23,106
2,700	Electronic Arts, Inc. *			78,327
1,000	Intuit, Inc.			77,730
7,740	Microsoft Corp.			317,263
2,000	Oracle Corp.			81,820
200	Workday, Inc. - Cl. A *			18,286
				643,544
	TELECOMMUNICATIONS - 2.3%
500	Amdocs Ltd.			23,230
2,900	AT&T, Inc.			101,703
3,400	Cisco Systems, Inc.			76,194
700	Harris Corp.			51,212
600	Level 3 Communications, Inc. *			23,484
800	T-Mobile US, Inc.			26,424
3,850	Verizon Communications, Inc.			183,145
				485,392
	TOYS, GAMES & HOBBIES - 0.3%
1,300	Hasbro, Inc.			72,306

	TRANSPORTATION - 0.6%
400	Norfolk Southern Corp.			38,868
450	Union Pacific Corp.			84,447
				123,315
	TRUCKING & LEASING - 0.2%
150	AMERCO			34,818

	WATER - 0.4%
1,775	American Water Works Co., Inc.			80,585

	TOTAL COMMON STOCK (Cost - $13,433,082)			15,453,058

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 23.8%
	AGRICULTURE - 0.0% +
$ 4,000	Altria Group, Inc.	9.700	11/10/2018	$ 5,256

	BANKS - 0.1%
20,000	Wells Fargo & Co.	1.250	7/20/2016	20,179

	BEVERAGES - 0.1%
25,000	PepsiCo, Inc.	2.500	5/10/2016	25,908

	COMPUTERS - 0.1%
16,000	International Business Machines Corp.	4.000	6/20/2042	14,870

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
35,000	American Express Co.	7.250	5/20/2014	35,312
20,000	American Express Credit Corp.	2.750	9/15/2015	20,615
10,000	General Electric Capital Corp.	1.000	1/8/2016	10,076
10,000	General Electric Capital Corp.	2.900	1/9/2017	10,471
10,000	General Electric Capital Corp.	6.750	3/15/2032	12,894
				89,368
	ELECTRIC - 0.2%
10,000	Consolidated Edison Co. of New York, Inc.	6.750	4/1/2038	13,103
8,000	Dominion Resources, Inc.	4.450	3/15/2021	8,629
15,000	Georgia Power Co.	5.400	6/1/2040	16,762
				38,494
	HEALTHCARE & PRODUCTS - 0.1%
10,000	Medtronic, Inc.	0.875	2/27/2017	9,952

	OIL & GAS - 0.1%
10,000	ConocoPhillips	4.600	1/15/2015	10,325
20,000	Exxon Mobil Corp.	0.921	3/15/2017	20,010
				30,335
	PHARMACEUTICALS - 0.1%
15,000	Pfizer, Inc.	6.200	3/15/2019	17,779

	PIPELINES - 0.4%
15,000	TransCanada PipeLines Ltd.	3.800	10/1/2020	15,779
45,000	TransCanada PipeLines Ltd.	4.875	1/15/2015	46,529
10,000	TransCanada PipeLines Ltd.	7.125	1/15/2019	12,140
				74,448
	RETAIL - 0.1%
10,000	McDonald's Corp.	6.300	10/15/2037	12,628
15,000	Wal-Mart Stores, Inc.	6.500	8/15/2037	19,488
				32,116
	TELECOMMUNICATIONS - 0.2%
25,000	Verizon Communications, Inc.	2.500	9/15/2016	25,902
25,000	Verizon Communications, Inc.	3.000	4/1/2016	26,083
				51,985
	TRANSPORTATION - 0.1%
10,000	Burlington Northern Santa Fe LLC	4.700	10/1/2019	11,033
15,000	United Parcel Service, Inc.	6.200	1/15/2038	18,979
				30,012

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT - 11.1%
$ 40,000	United States Treasury Note	0.250	4/30/2014	$ 40,007
35,000	United States Treasury Note	0.250	9/15/2015	35,017
180,000	United States Treasury Note	0.250	2/29/2016	179,536
450,000	United States Treasury Note	0.625	8/31/2017	442,406
215,000	United States Treasury Note	0.750	3/31/2018	209,701
150,000	United States Treasury Note	1.750	5/15/2022	141,568
120,000	United States Treasury Note	2.500	8/15/2023	118,298
245,000	United States Treasury Note	2.625	8/15/2020	252,006
200,000	United States Treasury Note	2.750	11/15/2023	200,922
110,000	United States Treasury Note	2.750	8/15/2042	93,938
295,000	United States Treasury Note	3.125	5/15/2021	310,776
115,000	United States Treasury Note	3.500	2/15/2039	115,413
155,000	United States Treasury Note	4.750	2/15/2041	189,681
				2,329,269
	U.S. GOVERNMENT AGENCY - 3.7%
130,000	Federal Home Loan Banks	5.375	5/18/2016	143,486
50,000	Federal Home Loan Mortgage Corp.	0.375	12/21/2015	50,051
165,000	Federal Home Loan Mortgage Corp.	3.750	3/27/2019	180,180
120,000	Federal National Mortgage Association	5.000	5/11/2017	134,628
125,000	Federal National Mortgage Association	5.375	7/15/2016	138,864
110,000	Federal National Mortgage Association	5.375	6/12/2017	124,672
				771,881
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 7.0%
73,644	Federal Home Loan Mortgage Corp.	2.500	4/1/2028	73,799
95,236	Federal Home Loan Mortgage Corp.	3.000	3/1/2042	92,219
94,993	Federal Home Loan Mortgage Corp.	3.000	2/1/2043	91,983
47,103	Federal Home Loan Mortgage Corp.	3.500	9/1/2026	49,492
57,724	Federal Home Loan Mortgage Corp.	3.500	12/1/2041	58,223
50,293	Federal Home Loan Mortgage Corp.	3.500	4/1/2042	50,728
528	Federal Home Loan Mortgage Corp.	4.000	5/1/2014	558
7,434	Federal Home Loan Mortgage Corp.	4.000	2/1/2025	7,887
19,904	Federal Home Loan Mortgage Corp.	4.000	7/1/2025	21,117
40,084	Federal Home Loan Mortgage Corp.	4.000	10/1/2040	41,743
17,545	Federal Home Loan Mortgage Corp.	4.000	11/1/2040	18,268
39,282	Federal Home Loan Mortgage Corp.	4.000	2/1/2041	40,904
35,029	Federal Home Loan Mortgage Corp.	4.000	12/1/2041	36,489
7,877	Federal Home Loan Mortgage Corp.	4.500	6/1/2024	8,368
8,942	Federal Home Loan Mortgage Corp.	4.500	6/1/2025	9,623
3,891	Federal Home Loan Mortgage Corp.	4.500	9/1/2035	4,160
23,167	Federal Home Loan Mortgage Corp.	4.500	3/1/2039	24,758
25,153	Federal Home Loan Mortgage Corp.	4.500	11/1/2039	26,885
41,349	Federal Home Loan Mortgage Corp.	4.500	6/1/2040	44,218
41,946	Federal Home Loan Mortgage Corp.	4.500	11/1/2040	44,809
28,185	Federal Home Loan Mortgage Corp.	4.500	5/1/2041	30,231
9,748	Federal Home Loan Mortgage Corp.	5.000	3/1/2023	10,533
28,290	Federal Home Loan Mortgage Corp.	5.000	9/1/2033	31,064
29,246	Federal Home Loan Mortgage Corp.	5.000	5/1/2035	31,982
2,583	Federal Home Loan Mortgage Corp.	5.000	10/1/2035	2,822
33,005	Federal Home Loan Mortgage Corp.	5.000	2/1/2036	36,044
34,469	Federal Home Loan Mortgage Corp.	5.000	6/1/2040	37,749
48,279	Federal Home Loan Mortgage Corp.	5.000	8/1/2041	52,948
9,370	Federal Home Loan Mortgage Corp.	5.500	6/1/2022	10,174
25,505	Federal Home Loan Mortgage Corp.	5.500	11/1/2035	28,395
17,831	Federal Home Loan Mortgage Corp.	5.500	12/1/2039	19,688

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 7.0% (Cont.)
$ 15,835	Federal Home Loan Mortgage Corp.	6.000	3/1/2036	$ 17,896
6,202	Federal Home Loan Mortgage Corp.	6.000	3/1/2037	6,931
11,744	Federal Home Loan Mortgage Corp.	6.000	8/1/2037	13,094
3,748	Federal Home Loan Mortgage Corp.	6.000	5/1/2038	4,178
19,920	Federal Home Loan Mortgage Corp.	6.000	6/1/2038	22,482
8,536	Federal Home Loan Mortgage Corp.	6.500	3/1/2037	9,592
919	Federal Home Loan Mortgage Corp.	7.000	6/1/2029	1,064
28,418	Federal National Mortgage Assocation	2.500	7/1/2028	28,487
68,604	Federal National Mortgage Assocation	3.000	1/1/2029	70,611
42,984	Federal National Mortgage Assocation	3.500	3/1/2042	43,313
59,093	Federal National Mortgage Assocation	3.500	10/1/2043	59,546
80,751	Federal National Mortgage Assocation	4.500	11/1/2039	86,258
11,220	Federal National Mortgage Assocation	5.000	12/1/2020	12,007
3,231	Federal National Mortgage Assocation	5.500	9/1/2036	3,553
23,335	Federal National Mortgage Assocation	5.500	4/1/2038	25,659
9,757	Federal National Mortgage Assocation	6.000	1/1/2038	10,837
8,294	Federal National Mortgage Assocation	6.000	4/1/2038	9,211
17,159	Federal National Mortgage Assocation	6.000	6/1/2038	19,077
				1,481,657

	TOTAL BONDS & NOTES (Cost - $5,025,835)			5,023,509
Shares
	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
593,278	Federated Prime Obligations Fund, to yield 0.02% (Cost - 593,278) **			593,278

	TOTAL INVESTMENTS - 100.0% (Cost - $19,052,195) (a)			$ 21,069,845
	OTHER ASSETS LESS LIABILITIES - NET - 0.0% +			(7,806)
	NET ASSETS - 100.0%			$ 21,062,039

* Non-income producing security.
+ Value is under 0.05%
** Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $19,070,487 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 2,183,411
		Unrealized depreciation:		(184,053)
		Net unrealized appreciation:		$ 1,999,358

JNF SSgA Retirement Income Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 99.6%
	ASSET ALLOCATION FUND - 1.9%
791	SPDR Barclays Convertible Securities ETF	$ 38,276

	DEBT FUNDS - 44.7%
2,005	SPDR Barclays Emerging Markets Local Bond ETF	59,448
2,148	SPDR Barclays High Yield Bond ETF	88,734
1,734	SPDR Barclays Intermediate Term Corporate Bond ETF	58,956
656	SPDR Barclays Intermediate Term Treasury ETF	38,930
5,367	SPDR Barclays Long Term Corporate Bond ETF	210,708
3,147	SPDR Barclays Long Term Treasury ETF	200,779
1,591	SPDR Barclays TIPS ETF	88,428
340	SPDR Nuveen Barclays Build America Bond ETF	19,554
2,800	SPDR Wells Fargo Preferred Stock ETF	118,524
		884,061
	EQUITY FUNDS - 53.0%
585	SPDR Consumer Discretionary Select Sector Fund	37,861
2,765	SPDR Dow Jones REIT ETF	215,753
693	SPDR EURO STOXX 50 ETF	29,563
745	SPDR Industrial Select Sector Fund	38,986
439	SPDR Russell/Nomura PRIME Japan ETF	19,035
4,029	SPDR S&P Dividend ETF	296,454
1,071	SPDR S&P Emerging Markets Dividend ETF	40,784
4,451	SPDR S&P International Dividend ETF	216,230
2,962	SPDR STOXX Europe 50 ETF	113,682
1,078	SPDR Technology Select Sector Fund	39,185
		1,047,533

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,969,668)	1,969,870

	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUND - 0.2%
4,855	Federated Prime Obligations Fund, to yield 0.02% (Cost - $4,855) *	4,855

	TOTAL INVESTMENTS - 99.8% (Cost - $1,974,523)(a)	$ 1,974,725
	OTHER ASSETS LESS LIABILITIES - NET - 0.2%	3,498
	NET ASSETS - 100.0%	$ 1,978,223

* Variable rate security, the money market rate shown represents the rate at March 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,974,523 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 11,117
	Unrealized depreciation:	(10,915)
	Net unrealized appreciation:	$ 202

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities and other assets held by the Equity, Balanced and SSgA Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Portfolios' investments measured at fair value:

Equity Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 98,475,688	$ -	$ -	$ 98,475,688
Money Market Fund	784,944	-	-	784,944
Total	$ 99,260,632	$ -	$ -	$ 99,260,632

Balanced Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,453,058	$ -	$ -	$ 15,453,058
Bonds & Notes	-	5,023,509	-	5,023,509
Money Market Fund	593,278	-	-	593,278
Total	$ 16,046,336	$ 5,023,509	$ -	$ 21,069,845

SSgA Retirement Income Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,969,870	$ -	$ -	$ 1,969,870
Money Market Fund	4,855	-	-	4,855
Total	$ 1,974,725	$ -	$ -	$ 1,974,725

The Portfolios did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolios' policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for security classification.

Exchange Traded Funds

The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/23/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/23/14